Earnings per share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The following table sets forth the components of diluted earnings per share (in thousands, except shares amounts):

	Three months ended June 30, 2013	Six months ended June 30, 2013
Numerator
Net income	$5,227	$4,243

Denominator
Weighted average common stock outstanding – basic	19,374,601	13,624,599
Stock options using the treasury method	884,583	897,628
Weighted average common stock outstanding – diluted	20,259,184	14,522,227

Stock options excluded from the calculation of diluted earnings per share because inclusion would have been anti-dilutive	—	—